DOCUMENT AND ENTITY INFORMATION	Dec. 16, 2022
Entity Information [Line Items]
Entity Registrant Name	HEICO CORPORATION
Entity Incorporation, State or Country Code	FL
Entity File Number	001-04604
Entity Tax Identification Number	65-0341002
Entity Address, Address Line One	3000 Taft Street
Entity Address, City or Town	Hollywood
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33021
City Area Code	954
Local Phone Number	987-4000
Entity Emerging Growth Company	false
Entity Central Index Key	0000046619
Heico Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	HEI
Security Exchange Name	NYSE
Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $.01 par value per share
Trading Symbol	HEI.A
Security Exchange Name	NYSE